LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

8. LEASES

Group as Lessee

The Group has operating leases for corporate offices, warehouses, sorting centers, cars and parking spots. The Group’s leases have remaining lease terms of 1 to 8 years, some of which include options to terminate the leases within 1 year.

The Group has finance leases for warehouses and cars. The Group’s leases have remaining lease terms of 1 to 18 years, some of which include options to terminate the leases within 1 year.

The components of lease expense comprise of the operating lease cost, which is disclosed in the consolidated statements of cash flows, and the following costs:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Total variable lease cost	2,067	1,139	119	1.3
Finance lease cost:
Amortization of right-of-use assets	977	1,893	3,240	36.1
Interest on lease liabilities	683	1,557	2,719	30.3
Total finance lease cost	1,660	3,450	5,959	66.4

Variable lease costs are mainly related to car leases for carsharing business and represent mileage-based payments.

Supplemental balance sheet information related to leases was as follows:

	2022	2023	2023
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	28,646	35,522	396.1
Operating lease liabilities – current (Note 4)	10,963	9,797	109.2
Operating lease liabilities – non-current	17,609	25,556	284.9
Total operating lease liabilities	28,572	35,353	394.1

Finance lease liabilities – current (Note 4)	2,788	4,097	45.7
Finance lease liabilities – non-current	21,185	27,600	307.7
Total finance lease liabilities	23,973	31,697	353.4

Maturities of lease liabilities as of December 31, 2023 were as follows:

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2024	13,216	147.4	7,087	79.0
2025	11,876	132.4	9,289	103.6
2026	8,754	97.6	8,897	99.2
2027	4,536	50.5	6,498	72.5
2028	2,652	29.5	3,269	36.4
Thereafter	2,732	30.6	8,611	96.0
Total lease payments	43,766	488.0	43,651	486.7

Less imputed interest	(8,413)	(93.9)	(11,954)	(133.3)
Total	35,353	394.1	31,697	353.4

Information about weighted-average remaining lease term and weighted-average discount rate is presented below:

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
Operating leases	3.6	3.9	7.4%	11.0%
Finance leases	6.8	5.6	8.6%	10.1%

Sublease income is mainly represented by operating lease revenue.

As of December 31, 2023, the Group had additional operating leases that have not yet commenced of RUB 2,817 ($31.4). These operating leases will commence in accordance with lease terms of 5 to 10 years.

Group as Lessor

The Group leases cars through the Yandex Drive free-floating car-sharing service and other related services. These leases meet the criteria of ASC 842 Leases for classification as operating leases. The Group recognized operating lease revenue of RUB 11,873, RUB 10,172 and 10,601 RUB ($118.2) for the twelve months ended December 31, 2021, 2022 and 2023, respectively, presented within the revenues line in the consolidated statements of operations.

Investment in the finance lease consists of sales-type leases of cars and represents net unpaid rentals. The terms of the sales type leases are from 2 to 5 years, with the possibility of early redemption and secured by the leased assets.

The future minimum rental payments receivable for net investment in the lease as of December 31, 2023 were as follows:

	December 31, 2023
	RUB	$
Year ended December 31,
2024	5,253	58.6
2025	5,161	57.5
2026	3,547	39.5
2027	1,541	17.2
2028	163	1.9
Total undiscounted rental payments	15,665	174.7

Less unearned interest	(3,314)	(37.0)
Net investment in the lease	12,351	137.7